COMBINED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2023
COMBINED FINANCIAL INFORMATION
COMBINED FINANCIAL INFORMATION

21.	COMBINED FINANCIAL INFORMATION

The combined financial statements include the financial position and results of operations and cash flows of each of Granite REIT and Granite GP. Below is a summary of the financial information for each entity along with the elimination entries and other adjustments that aggregate to the combined financial statements:

Balance Sheet	As at December 31, 2023

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$8,808,139	—	—	$8,808,139
Investment in Granite LP(1)	—	41	(41)	—
Other non-current assets	106,540	—	—	106,540
	8,914,679	41	(41)	8,914,679
Current assets:
Other current assets	35,564	—	—	35,564
Intercompany receivable(2)	—	18,998	(18,998)	—
Cash and cash equivalents	115,838	296	—	116,134
Total assets	$9,066,081	19,335	(19,039)	$9,066,377

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$2,821,849	—	—	$2,821,849
Other non-current liabilities	576,396	—	—	576,396
	3,398,245	—	—	3,398,245
Current liabilities:
Unsecured debt, net	244,133	—	—	244,133
Intercompany payable(2)	18,998	—	(18,998)	—
Other current liabilities	121,064	19,294	—	140,358
Total liabilities	3,782,440	19,294	(18,998)	3,782,736

Equity:
Stapled unitholders’ equity	5,276,910	41	—	5,276,951
Non-controlling interests	6,731	—	(41)	6,690
Total liabilities and equity	$9,066,081	19,335	(19,039)	$9,066,377
(1)    Granite REIT Holdings Limited Partnership ("Granite LP") is 100% owned by Granite REIT and Granite GP.
(2)    Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Balance Sheet	As at December 31, 2022

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$8,839,571	—	—	$8,839,571
Investment in Granite LP(1)	—	40	(40)	—
Other non-current assets	167,189	—	—	167,189
	9,006,760	40	(40)	9,006,760
Current assets:
Assets held for sale	41,182	—	—	41,182
Other current assets	97,310	21	—	97,331
Intercompany receivable(2)	—	15,594	(15,594)	—
Cash and cash equivalents	135,020	61	—	135,081
Total assets	$9,280,272	15,716	(15,634)	$9,280,354

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$2,583,930	—	—	$2,583,930
Other non-current liabilities	596,759	—	—	596,759
	3,180,689	—	—	3,180,689
Current liabilities:
Unsecured debt, net	399,707	—	—	399,707
Intercompany payable(2)	15,594	—	(15,594)	—
Other current liabilities	203,935	15,676	—	219,611
Total liabilities	3,799,925	15,676	(15,594)	3,800,007

Equity:
Stapled unitholders’ equity	5,475,335	40	—	5,475,375
Non-controlling interests	5,012	—	(40)	4,972
Total liabilities and equity	$9,280,272	15,716	(15,634)	$9,280,354
(1)    Granite LP is 100% owned by Granite REIT and Granite GP.
(2)    Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Income Statement	Year Ended December 31, 2023
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$521,250	—	—	$521,250
General and administrative expenses	41,440	—	—	41,440
Interest expense and other financing costs	78,717	—	—	78,717
Other costs and expenses, net	80,609	—	—	80,609
Share of (income) loss of Granite LP	—	(1)	1	—
Fair value losses on investment properties, net	172,676	—	—	172,676
Fair value losses on financial instruments, net	17,296	—	—	17,296
Loss on sale of investment properties	1,505	—	—	1,505
Income before income taxes	129,007	1	(1)	129,007
Income tax recovery	(9,489)	—	—	(9,489)
Net income	138,496	1	(1)	138,496
Less net income attributable to non-controlling interests	1,835	—	(1)	1,834
Net income attributable to stapled unitholders	$136,661	1	—	$136,662

Income Statement	Year Ended December 31, 2022
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$455,579	—	—	$455,579
General and administrative expenses	29,465	—	—	29,465
Interest expense and other financing costs	50,967	—	—	50,967
Other costs and expenses, net	73,979	—	—	73,979
Share of (income) loss of Granite LP	—	(2)	2	—
Fair value losses on investment properties, net	219,728	—	—	219,728
Fair value gains on financial instruments, net	(11,383)	—	—	(11,383)
Loss on sale of investment properties	666	—	—	666
Income before income taxes	92,157	2	(2)	92,157
Income tax recovery	(63,665)	—	—	(63,665)
Net income	155,822	2	(2)	155,822
Less net income attributable to non-controlling interests	56	—	(2)	54
Net income attributable to stapled unitholders	$155,766	2	—	$155,768

Statement of Cash Flows	Year Ended December 31, 2023
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES
Net income	$138,496	1	(1)	$138,496
Items not involving operating cash flows	177,001	(1)	1	177,001
Changes in working capital balances	(4,899)	236	—	(4,663)
Other operating activities	2,347	—	—	2,347
Cash provided by operating activities	312,945	236	—	313,181
INVESTING ACTIVITIES
Acquisitions, deposits and transactions costs, net	(102,761)	—	—	(102,761)
Proceeds from disposals, net	43,773	—	—	43,773
Additions to income-producing properties	(59,825)	—	—	(59,825)
Additions to properties under development	(71,132)	—	—	(71,132)
Construction funds released from escrow	4,819	—	—	4,819
Other investing activities	56,999	—	—	56,999
Cash used in investing activities	(128,127)	—	—	(128,127)
FINANCING ACTIVITIES
Distributions paid	(203,910)	—	—	(203,910)
Other financing activities	800	—	—	800
Cash used in financing activities	(203,110)	—	—	(203,110)
Effect of exchange rate changes	(891)	—	—	(891)
Net (decrease) increase in cash and cash equivalents during the year	$(19,183)	236	—	$(18,947)

Statement of Cash Flows	Year Ended December 31, 2022
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES
Net income	$155,822	2	(2)	$155,822
Items not involving operating cash flows	135,088	(2)	2	135,088
Changes in working capital balances	292	(394)	—	(102)
Other operating activities	(13,312)	—	—	(13,312)
Cash provided by (used in) operating activities	277,890	(394)	—	277,496
INVESTING ACTIVITIES
Acquisitions, deposits and transactions costs, net	(492,717)	—	—	(492,717)
Proceeds from disposals, net	63,943	—	—	63,943
Additions to income-producing properties	(54,933)	—	—	(54,933)
Additions to properties under development	(212,245)	—	—	(212,245)
Construction funds in escrow	(4,720)	—	—	(4,720)
Other investing activities	(65,884)	—	—	(65,884)
Cash used in investing activities	(766,556)	—	—	(766,556)
FINANCING ACTIVITIES
Distributions paid	(202,284)	—	—	(202,284)
Other financing activities	416,843	—	—	416,843
Cash provided by financing activities	214,559	—	—	214,559
Effect of exchange rate changes	7,069	—	—	7,069
Net decrease in cash and cash equivalents during the year	$(267,038)	(394)	—	$(267,432)